UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:


/s/ Steven J. Hulme                La Crosse, Wisconsin        May 3, 2000
----------------------            ---------------------       -------------
     (Signature)                      (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               63

Form 13F Information Table Value Total:   $92,800,906.81

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                     FORM 13F INFORMATION TABLE

                             Title               Fair       Shares/
                              of                Market       PRN    SH/  Put/   Investmt   Other        Voting Authority
Name of Issuer               Class  CUSIP        Value       AMT    PRN  Call    Dscretn  Managers    Sole   Shared  None
AT&T Corp.                    COM  001957109  1,771,875.00  31,500  SH            Sole               31,500
Abbott Labs                   COM  002824100  1,372,312.50  39,000  SH            Sole               39,000
Albertson                     COM  013104104  1,643,000.00  53,000  SH            Sole               53,000
Allstate                      COM  020002101  1,571,625.00  66,000  SH            Sole               66,000
American Home Products Corp.  COM  026609107  1,555,125.00  29,000  SH            Sole               29,000
Bank of America Corp.         COM  060505104  1,468,250.00  28,000  SH            Sole               28,000
Bank One Corp.                COM  06423A103  1,340,625.00  39,000  SH            Sole               39,000
Boston Scientific Corp.       COM  101137107  1,385,312.50  65,000  SH            Sole               65,000
Burlington Northern
 Santa Fe Corp.               COM  12189T104  1,438,125.00  65,000  SH            Sole               65,000
CSX Corp.                     COM  126408103  1,363,000.00  58,000  SH            Sole               58,000
Cardinal Health Inc.          COM  14149Y108  1,513,875.00  33,000  SH            Sole               33,000
Cendant Corp.                 COM  151313103  1,147,000.00  62,000  SH            Sole               62,000
Chase Manhattan Corp.         COM  16161A108  1,373,203.13  15,750  SH            Sole               15,750
Coastal Corp.                 COM  190441105  1,748,000.00  38,000  SH            Sole               38,000
Compaq Computer Corp.         COM  204493100  1,650,750.00  62,000  SH            Sole               62,000
Computer Associates
 International                COM  204912109    947,000.00  16,000  SH            Sole               16,000
Compuware Corp.               COM  205638109  1,305,875.00  62,000  SH            Sole               62,000
ConAgra                       COM  205887102  1,450,000.00  80,000  SH            Sole               80,000
Conseco Inc.                  COM  208464107    830,362.50  72,600  SH            Sole               72,600
Dana Corp.                    COM  235811106    563,750.00  20,000  SH            Sole               20,000
Dell Computer Corp.           COM  247025109  1,887,812.50  35,000  SH            Sole               35,000
Delta Airlines Inc.           COM  247361108  1,491,000.00  28,000  SH            Sole               28,000
Eastman Kodak Co.             COM  277461109  1,412,125.00  26,000  SH            Sole               26,000
Eaton Corp.                   COM  278058102  1,482,000.00  19,000  SH            Sole               19,000
Edison International          COM  281020107    745,312.50  45,000  SH            Sole               45,000
Emerson Electric              COM  291011104  1,216,125.00  23,000  SH            Sole               23,000
Federated Department
 Stores Inc.                  COM  31410H101  1,461,250.00  35,000  SH            Sole               35,000
Federal National Mortgage     COM  313586109  1,185,187.50  21,000  SH            Sole               21,000
First Data Corp.              COM  319963104  1,106,250.00  25,000  SH            Sole               25,000


First Union Corp.             COM  337358105  1,452,750.00  39,000  SH            Sole               39,000
Fleetboston Financial Corp.   COM  339030108  1,783,061.50  48,851  SH            Sole               48,851
Ford Motor Co.                COM  345370100    941,718.75  20,500  SH            Sole               20,500
Gap Inc.                      COM  364760108  1,693,625.00  34,000  SH            Sole               34,000
Gateway Inc.                  COM  367626108  1,378,000.00  26,000  SH            Sole               26,000
General Dynamics Corp.        COM  369550108  1,243,750.00  25,000  SH            Sole               25,000
GTE                           COM  362320103  1,420,000.00  20,000  SH            Sole               20,000
Heinz (H J) Co.               COM  423074103    871,875.00  25,000  SH            Sole               25,000
Home Depot Inc.               COM  437076102  1,999,500.00  31,000  SH            Sole               31,000
Honeywell International Inc.  COM  438516106  1,317,187.50  25,000  SH            Sole               25,000
Intel Corp.                   COM  458140100  3,826,187.50  20,000  SH            Sole               20,000
Johnson Controls Inc.         COM  478366107  1,040,703.13  19,250  SH            Sole               19,250
Kimberly Clark Corp.          COM  494368103  1,463,000.00  26,125  SH            Sole               26,125
Merck & Co. Inc.              COM  589331107  1,428,875.00  23,000  SH            Sole               23,000
Micron Tech                   COM  595112103  2,268,000.00  10,000  SH            Sole               10,000
Morgan Stanley Dean
 Witter Discover              COM  617446448  1,794,375.00  22,000  SH            Sole               22,000
Nucor Corp.                   COM  670346105  1,137,500.00  22,750  SH            Sole               22,750
Parker Hannifin Corp.         COM  701094104    991,500.00  24,000  SH            Sole               24,000
Philip Morris                 COM  718154107  1,246,375.00  59,000  SH            Sole               59,000
Reliant Energy                COM  75952J108    867,187.50  37,000  SH            Sole               37,000
SBC Comm                      COM  78387G103  1,260,000.00  30,000  SH            Sole               30,000
Sears Roebuck & Co.           COM  812387108  1,605,500.00  52,000  SH            Sole               52,000
Tellabs                       COM  879664100  1,322,670.30  21,000  SH            Sole               21,000
Tenet Healthcare Corp.        COM  88033G100  1,288,000.00  56,000  SH            Sole               56,000
Transocean Sedco Forex        COM  900781090  2,360,375.00  46,000  SH            Sole               46,000
Travelers Property
 Casualty Corp. A             COM  893939108  1,505,625.00  36,500  SH            Sole               36,500
Tyco International Ltd.       COM  902124106  1,596,000.00  32,000  SH            Sole               32,000
United Healthcare Corp.       COM  910581107  2,340,281.25  39,250  SH            Sole               39,250
United Technologies Corp.     COM  913017109  2,464,312.50  39,000  SH            Sole               39,000
USX-Marathon Oil              COM  902905827  1,381,312.50  53,000  SH            Sole               53,000
Washington Mutual             COM  939322103  1,510,500.00  57,000  SH            Sole               57,000


Wells Fargo                   COM  949746101  1,555,625.00  38,000  SH            Sole               38,000
Willamette Ind                COM  969133107  1,564,875.00  39,000  SH            Sole               39,000
WorldCom                      COM  55268B106  1,454,531.25  32,100  SH            Sole               32,100
GRAND TOTAL                                  92,800,906.81
